Annual Fund Operating Expenses	0 Months Ended
	Aug. 19, 2011
(Columbia Acorn European Fund - Classes A, C & I) | (Columbia Acorn European Fund) | Class A Shares
Operating Expenses:
Management fees	1.19%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.45%	[1]
Total annual Fund operating expenses	1.89%
Fee waivers and/or reimbursements	(0.14%)	[2]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	1.75%
(Columbia Acorn European Fund - Classes A, C & I) | (Columbia Acorn European Fund) | Class C Shares
Operating Expenses:
Management fees	1.19%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.47%	[1]
Total annual Fund operating expenses	2.66%
Fee waivers and/or reimbursements	(0.16%)	[2]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	2.50%
(Columbia Acorn European Fund - Classes A, C & I) | (Columbia Acorn European Fund) | Class I Shares
Operating Expenses:
Management fees	1.19%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.26%	[1]
Total annual Fund operating expenses	1.45%
Fee waivers and/or reimbursements	(0.14%)	[2]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	1.31%
(Columbia Acorn European Fund - Class Z) | (Columbia Acorn European Fund) | Class Z Shares
Operating Expenses:
Management fees	1.19%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.32%	[1]
Total annual Fund operating expenses	1.51%
Fee waivers and/or reimbursements	(0.01%)	[3]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	1.50%
(Columbia Acorn Emerging Markets Fund Classes A, C & I) | (Columbia Acorn Emerging Markets Fund) | Class A Shares
Operating Expenses:
Management fees	1.25%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.46%	[1]
Total annual Fund operating expenses	1.96%
Fee waivers and/or reimbursements	(0.11%)	[4]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	1.85%
(Columbia Acorn Emerging Markets Fund Classes A, C & I) | (Columbia Acorn Emerging Markets Fund) | Class C Shares
Operating Expenses:
Management fees	1.25%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.48%	[1]
Total annual Fund operating expenses	2.73%
Fee waivers and/or reimbursements	(0.13%)	[4]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	2.60%
(Columbia Acorn Emerging Markets Fund Classes A, C & I) | (Columbia Acorn Emerging Markets Fund) | Class I Shares
Operating Expenses:
Management fees	1.25%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.27%	[1]
Total annual Fund operating expenses	1.52%
Fee waivers and/or reimbursements	(0.11%)	[4]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	1.41%
(Columbia Acorn Emerging Markets Fund - Class Z) | (Columbia Acorn Emerging Markets Fund) | Class Z Shares
Operating Expenses:
Management fees	1.25%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.33%	[1]
Total annual Fund operating expenses	1.58%

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Columbia Wanger Asset Management, LLC (the Adviser) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that the ordinary operating expenses (excluding interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) do not exceed the annual rates of 1.75%, 2.50% and 1.31% of the Fund's average daily net assets attributable to Class A, Class C and Class I shares, respectively, through April 30, 2013. The Adviser may recoup any fees waived and/or expenses reimbursed with respect to any share class of the Fund for a one-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's ordinary operating expenses (excluding interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) to exceed the annual rates set forth in this prospectus, or to exceed such annual rate as may be in place at the time of t he recoupment, whichever is less. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.
[3]	Columbia Wanger Asset Management, LLC (the Adviser) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that the ordinary operating expenses (excluding interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) do not exceed the annual rate of 1.50% of the Fund's average daily net assets attributable to Class Z, through April 30, 2013. The Adviser may recoup any fees waived and/or expenses reimbursed with respect to any share class of the Fund for a one-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's ordinary operating expenses (excluding interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) to exceed the annual rates set forth in this prospectus, or to exceed such annual rate as may be in place at the time of the recoupment, whichever is less. This expense arrangement m ay only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.
[4]	Columbia Wanger Asset Management, LLC (the Adviser) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that the ordinary operating expenses (excluding interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) do not exceed the annual rates of 1.85%, 2.60% and 1.41% of the Fund's average daily net assets attributable to Class A, Class C and Class I shares, respectively, through April 30, 2013. The Adviser may recoup any fees waived and/or expenses reimbursed with respect to any share class of the Fund for a one-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's ordinary operating expenses (excluding interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) to exceed the annual rates set forth in this prospectus, or to exceed such annual rate as may be in place at the time of t he recoupment, whichever is less. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.